Alger Small Cap Growth Fund Expense Example - Class A B C Shares [Member] - Alger Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 652
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	2,032
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	708
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,303
Expense Example, with Redemption, 10 Years	2,379
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	$ 2,452